Convertible Bonds	12 Months Ended
Dec. 31, 2025
Convertible Bonds
Convertible Bonds
10.	Convertible Bonds

2025 Convertible Bonds

In November 2020, the Company issued US$2,000,000 principal amount 0.00% convertible senior notes including US$250,000 sold upon the exercise of the over-allotment option (the “2025 Notes”). The 2025 Notes matured on December 1, 2025.

Holders had the right to convert their 2025 Notes at their option prior to the close of business on the business day immediately preceding June1, 2025 only under the following circumstances: (1) during any calendar quarter commencing after the calendar quarter ending on March 31, 2021 (and only during such calendar quarter), if the last reported sale price of the Company’s ADS, par valueUS$0.000005 per share, for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on, and including, the last trading day of the immediately preceding calendar quarter was greater than or equal to 130% of the conversion price on each applicable trading day; (2) during the five-business-day period after any ten-consecutive-trading-day period(the ‘‘measurement period’’) in which the ‘‘trading price’’ (as defined below) per US$1,000 principal amount of 2025 Notes for each trading day of the measurement period was less than 98% of the product of the last reported sale price of the ADSs and the conversion rate on each such trading day; (3) if the Company called the 2025 Notes for a tax redemption; (4) if the Company called the 2025 Notes for redemption at its option or (5) upon the occurrence of specified corporate events. On or after June 1, 2025 until the close of business on the second scheduled trading day immediately preceding the maturity date, holders could convert their 2025 Notes at any time, regardless of the foregoing circumstances. Upon conversion, the Company paid or delivered, as the case may be, cash, ADSs, or a combination of cash and ADSs, at its election.

The initial conversion rate of the 2025 Notes was 5.2459 ADSs per US$1,000 principal amount of 2025 Notes (which was equivalent to an initial conversion price of approximately US$190.63 per ADS). The conversion rate was subject to adjustment in some events but was not adjusted for any accrued and unpaid special interest, if any. In addition, following certain corporate events that occurred prior to the maturity date or following the Company’s delivery of a notice of a tax or optional redemption, the Company would, in certain circumstances, increase the conversion rate for a holder who elected to convert their 2025 Notes in connection with such a corporate event or such notice of tax or optional redemption, as the case may be.

The Company could not redeem the 2025 Notes prior to December 6, 2023 unless certain tax-related events occurred. On or after December 6, 2023, the Company could redeem for cash all or part of the 2025 Notes, at its option, if the last reported sale price of its ADSs had been at least 130% of the conversion price then in effect on (i) each of at least 20 trading days (whether or not consecutive) during any 30 consecutive trading day period ending on, and including, the trading day immediately prior to the date the Company provided notice of redemption and (ii) the trading day immediately preceding the date the Company sent such notice. Holders of the 2025 Notes had the right to require the Company to repurchase all or part of their 2025 Notes in cash on December 1,2023 (the “Repurchase Date”) or in the event of certain fundamental changes. No sinking fund was provided for the 2025 Notes.

The Group accounts for convertible debt instruments in accordance with ASC 470-20, Debt with Conversion and Other Options, which requires convertible debt instruments to be classified as a single liability measured at amortized cost, with no separate recognition of an equity conversion option. The Group accretes the discount on convertible bonds (including issuance costs) using the effective interest method over the period from the issuance date to the Repurchase Date, and recognizes interest expense based on the effective interest rate. The effective rate of the 2025 Notes was 0.34%. As of December 31, 2025, all of the Group’s outstanding convertible bonds had matured.

The gross proceeds from the issuance of 2025 Notes US$2,000,000, and debt issuance costs including underwriting commissions and offering expenses were approximately US$20,607.

As of December 31, 2024 and 2025, the principal amount of the 2025 Notes was US$738,634 and nil, debt discount was fully amortized, and net carrying amount of the 2025 Notes were RMB5,309,597 and nil, respectively.

For the years ended December 31, 2023, 2024 and 2025, the amounts of interest cost recognized relating to the amortization of the discount on the 2025 Notes were RMB43,987, nil and nil, respectively. The amounts repayable within the next twelve months were classified as “Convertible bonds, current portion” in the consolidated balance sheets.